Basis of Presentation and Summary of Significant Accounting Policies - 10Q (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Convertible promissory notes	—	783,127	—	—
Series Seed convertible preferred stock	2,624,324	2,624,324	2,624,324	—
Series A convertible preferred stock	2,212,543	83,707	2,212,543	—
Stock Options	436,437	24,830	436,437	24,830
Unvested restricted stock awards	33,397	88	33,397	88
Warrants	480,415	128,355	480,415	128,355
	5,787,116	3,644,431	5,787,116	153,273

Schedule of Basic and Diluted Earnings Per Share

	Years Ended
	December 31, 2020	December 31, 2019
Basic net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$6,644,465	$(6,384,169)
Less: undistributed earnings to participating securities	(5,573,558)	—
Net (loss) income attributable to common shareholders - basic	1,070,907	(6,384,169)
Weighted average common shares outstanding - basic	348,368	322,116
Net (loss) income per share - basic	$3.07	$(19.82)
Diluted net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$6,644,465	$(6,384,169)
Less: undistributed earnings to participating securities	(5,573,558)	—
Less: change in fair value of convertible promissory notes and interest expense	(9,216,633)	—
Net (loss) income attributable to common shareholders – diluted	(8,145,726)	(6,384,169)
Weighted average common shares outstanding - basic	348,368	322,116
Convertible securities	1,706,507	—
Weighted average common shares outstanding - diluted	2,054,875	322,116
Net (loss) income per share - diluted	$(3.96)	$(19.82)

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Basic net income (loss) per common share calculation:
Net income (loss) attributable to common shareholders	$(1,442,792)	$(876,237)	$(7,365,005)	$7,429,214
Less: undistributed earnings to participating securities	—	—	—	(6,021,339)
Net income (loss) attributable to common shareholders - basic	(1,442,792)	(876,237)	(7,365,005)	1,407,875
Weighted average common shares outstanding - basic	361,067	348,382	355,087	348,348
Net income (loss) per share - basic	$(4.00)	$(2.52)	$(20.74)	$4.04
Diluted net income (loss) per common share calculation:
Net income (loss) attributable to common shareholders	$(1,442,792)	$(876,237)	$(7,365,005)	$7,429,214
Less: undistributed earnings to participating securities	—	—	—	(6,021,339)
Less: change in fair value of convertible promissory notes and interest expense	—	—	—	(9,231,838)
Net loss attributable to common shareholders – diluted	(1,442,792)	(876,237)	(7,365,005)	(7,823,963)
Weighted average common shares outstanding - basic	361,067	348,382	355,087	348,348
Convertible securities	—	—	—	1,988,679
Weighted average common shares outstanding - diluted	361,067	348,382	355,087	2,337,027
Net income (loss) per share - diluted	$(4.00)	$(2.52)	$(20.74)	$(3.35)